FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%
Reasonably possible decrease in risk variable percent (in percent)	10.00%
Reasonably possible increase in risk variable, impact on income		$ (157)
Reasonably possible increase in risk variable, impact on equity		171
Reasonably possible decrease in risk variable, impact on income		(94)
Reasonably possible decrease in risk variable, impact on equity		0
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ (276)
Reasonably possible increase in risk variable, impact on equity	(70)
Reasonably possible decrease in risk variable, impact on income	248	168
Reasonably possible decrease in risk variable, impact on equity	89	(148)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	63	77
Reasonably possible increase in risk variable, impact on equity	0	$ 0
Reasonably possible decrease in risk variable, impact on income	(77)
Reasonably possible decrease in risk variable, impact on equity	0
10% increase, trade receivables	93
10% increase, trade payables	545
10% decrease, trade receivables	(93)
10% decrease, trade payables	(545)
PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	26
10% increase, trade payables	61
10% decrease, trade receivables	(26)
10% decrease, trade payables	$ (61)